Description of the Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Maximum pre-tax contributions, percentage of earnings	75.00%
Automatic deferral rate, annual increase	1.00%
Maximum borrowing, amount | $	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Retirement age	65
Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%
Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Vesting period	3 years
Maximum vesting age	65
Employer Matching Contribution | Threshold One
EBP, Description of Plan [Line Items]
Matching percentage	200.00%
Participant compensation matched, percentage	3.00%
Employer Matching Contribution | Threshold Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%